Income Taxes (Income Tax Expense From Continuing Operations) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current:
U.S. federal	$ 29	$ 71	$ 63
State and local	6	7	7
Total current	35	78	70
Deferred:
U.S. federal	7	(20)	1
State and local		1
Total deferred	7	(19)	1
Provision for income taxes	$ 42	$ 60	$ 71